Income Taxes - Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Statutory federal income tax expense	$ 52	$ 39	$ 45
State income taxes, net of federal benefit	8	6	9
Federal income tax rate change	0	0	(4)
Change in federal valuation allowance	0	7	(1)
Loss carryback benefit of CARES Act	(49)	0	0
Nondeductible compensation	6	2	4
Tax credits	0	(3)	0
Other differences, net	0	1	(2)
Total income tax expense (benefit)	$ 17	$ 52	$ 51
Rate
Statutory federal income tax rate	21.00%	21.00%	21.00%	35.00%
State income taxes, net of federal benefit	3.40%	3.40%	4.00%
Federal income tax rate change	0.00%	0.00%	(2.00%)
Change in federal valuation allowance	0.10%	3.60%	(0.30%)
Loss carryback benefit of CARES Act rate	(19.80%)	0.00%	0.00%
Nondeductible compensation	2.60%	1.30%	1.80%
Tax credits	(0.10%)	(1.50%)	(0.10%)
Other differences, net	(0.60%)	0.30%	(0.70%)
Total income tax rate	6.60%	28.10%	23.70%